        Northern Lights Fund Trust III

         Good Harbor U.S. Tactical Core Fund

Incorporated herein by reference is the definitive version of the supplement for Good Harbor U.S. Tactical Core Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on February 19, 2014, (SEC Accession No. 0000910472-14-000610).